Annual Total Returns[BarChart] - Vanguard Capital Opportunity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.18%)	18.37%	42.69%	18.88%	2.59%	10.56%	29.10%	(3.75%)	27.19%	22.79%